Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes		Royalties	Fees	Total Payments
Total	$ 3,745,307,266		$ 2,315,276,158	$ 222,405,240	$ 6,282,988,664
FENIX – ARGENTINA [Member]
Total	11,393,050		6,433,609		17,826,659
OLAROZ – ARGENTINA [Member]
Total			2,034,894		2,034,894
SAL DE VIDA – ARGENTINA [Member]
Total	52,732,092				52,732,092
RINCON – ARGENTINA [Member]
Total	18,032,328				18,032,328
DAMPIER SALT – AUSTRALIA [Member]
Total	58,123,392		2,246,469		60,369,861
GOVE – AUSTRALIA [Member]
Total	6,641,968	[1]	80,443,857	6,415,165	93,500,990
PILBARA – AUSTRALIA [Member]
Total	3,618,683,746	[1]	1,773,826,708	19,276,567	5,411,787,021
WEIPA INCLUDING AMRUN – AUSTRALIA [Member]
Total	(58,512,313)	[2]	188,625,571	2,250,690	132,363,948
WINU – AUSTRALIA [Member]
Total	(20,839,663)	[2]			(20,839,663)
EXPLORATION – AUSTRALIA [Member]
Total	(16,449,226)	[2]			(16,449,226)
EXPLORATION – BRAZIL [Member]
Total				322,387	322,387
DIAVIK – CANADA [Member]
Total				5,505,843	5,505,843
EXPLORATION – CANADA [Member]
Total	(1,522,200)	[3]			(1,522,200)
GALAXY LITHIUM – CANADA [Member]
Total				14,198,850	14,198,850
IRON ORE COMPANY OF CANADA [Member]
Total	57,148,428			8,060,638	65,209,066
RIO TINTO FER ET TITANE – CANADA [Member]
Total	1,687,630			777,835	2,465,465
EXPLORATION – CHILE [Member]
Total	116,987				116,987
EXPLORATION - KAZAKHSTAN [Member]
Total				219,076	219,076
QIT MADAGASCAR MINERALS - MADAGASCAR [Member]
Total	1,165,265		3,586,061		4,751,326
OYU TOLGOI – MONGOLIA [Member]
Total	25,252,012		254,417,801	93,416,730	373,086,543
EXPLORATION - PERU [Member]
Total				1,636,460	1,636,460
RICHARDS BAY MINERALS – SOUTH AFRICA [Member]
Total	23,558,169		(6,567,096)		16,991,073
EXPLORATION - US [Member]
Total	(8,260,103)	[4]			(8,260,103)
KENNECOTT UTAH COPPER – US [Member]
Total	(12,385,557)	[4]	$ 10,228,284	53,237,864	51,080,591
RESOLUTION COPPER – US [Member]
Total	(31,344,492)	[4]		1,278,661	(30,065,831)
U.S. BORAX - US [Member]
Total	$ 20,085,753	[4]		$ 15,808,474	$ 35,894,227

[1]	Project amount includes payments / refunds between entities within tax groups where final payments to government are paid by the head / representative entity on behalf of the tax group.
[2]	Project amount includes payments / refunds between entities within tax groups where final payments to government are paid by the head / representative entity on behalf of the tax group. This does not represent an actual refund from the Australian Tax Office.
[3]	Payments reported are net of a cash refund of $1,522,200 in respect of Exploration - Canada.
[4]	Project amount includes payments / refunds between entities within tax groups where final payments to government are paid by the head / representative entity on behalf of the tax group. Overall there was a net refund from the IRS in the year.